Principal Variable Contracts Funds, Inc.
Supplement dated May 1, 2020
to the Statutory Prospectus dated May 1, 2020
(Not all Accounts are offered in all variable annuity and variable life contracts.)
This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

SUMMARY FOR MIDCAP ACCOUNT
Delete Purchase and Sale of Account Shares from the account summary.

GENERAL INFORMATION ABOUT AN ACCOUNT
Under Purchase and Sale of Account Shares, delete the MidCap Account section.